Net Loss Per Share - Schedule of Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares		Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2023 CNY (¥) ¥ / shares shares		Mar. 31, 2022 CNY (¥) ¥ / shares shares
Schedule of Earnings Per Share [Abstract]
Net loss attributable to Boqii Holding Limited	¥ (27,326)	$ (3,894)	¥ (37,045)	¥ (63,664)		$ (8,817)		¥ (102,799)		¥ (128,390)
Basic (in Yuan Renminbi per share) | (per share)	¥ (0.28)	$ (0.04)	¥ (0.52)	¥ (0.64)		$ (0.09)		¥ (1.5)		¥ (1.9)
Accretion on the Redeemable non-controlling interests to redemption value (Note 20)				¥ (766)				¥ (675)		¥ (575)
Diluted (in Yuan Renminbi per share) | (per share)	¥ (0.28)	$ (0.04)	¥ (0.52)	¥ (0.64)		$ (0.09)		¥ (1.5)		¥ (1.9)
Net loss attributable to ordinary shareholders				¥ (64,430)				¥ (103,474)		¥ (128,965)
Weighted average number of ordinary shares used in computing net loss per share,
Basic (in Shares) | shares	100,637,760	100,637,760	72,332,794	100,637,760	[1]	100,637,760	[1]	68,858,823	[1]	68,006,172	[1]
Diluted (in Shares) | shares	100,637,760	100,637,760	72,332,794	100,637,760	[1]	100,637,760	[1]	68,858,823	[1]	68,006,172	[1]
Net loss per share attributable to ordinary shareholders:
Net loss attributable to Boqii Holding Limited	¥ (27,326)	$ (3,894)	¥ (37,045)	¥ (63,664)		$ (8,817)		¥ (102,799)		¥ (128,390)
Basic (in Yuan Renminbi per share) | (per share)	¥ (0.28)	$ (0.04)	¥ (0.52)	¥ (0.64)		$ (0.09)		¥ (1.5)		¥ (1.9)
Accretion on the Redeemable non-controlling interests to redemption value (Note 20)				¥ (766)				¥ (675)		¥ (575)
Diluted (in Yuan Renminbi per share) | (per share)	¥ (0.28)	$ (0.04)	¥ (0.52)	¥ (0.64)		$ (0.09)		¥ (1.5)		¥ (1.9)
Net loss attributable to ordinary shareholders				¥ (64,430)				¥ (103,474)		¥ (128,965)

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.